Ordinary Shares	12 Months Ended
Dec. 31, 2021
Stockholders Equity Note [Abstract]
Ordinary Shares
10.	ORDINARY SHARES

The Company’s Amended and Restated Memorandum of Association authorizes the Company to issue 509,631,372 ordinary shares with a par value of US$0.0001 per share as of December 31, 2019. As of December 31, 2019, the Company had 57,864,058 ordinary shares issued and outstanding.

In December 2020, the Company completed its IPO and issued 78,775,000 Class A ordinary shares in form of American Depositary Shares. The net proceeds raised from the IPO and from exercising the over-allotment option by the underwriters were RMB2,023,593, net of issuance cost of RMB28,153. Upon the completion of the IPO, 77,884,733 ordinary shares outstanding then were re-designated to 27,867,521 Class A ordinary shares and 50,017,212 Class B ordinary shares.

During the year ended December 31, 2021, 27,848,615 Class A ordinary shares were issued in relation to the share-based compensation.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to thirty votes and is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.